                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07371
      ---------------------------------------------------------------------

                      CREDIT SUISSE JAPAN EQUITY FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse Japan Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2003
(Unaudited)

- CREDIT SUISSE
  JAPAN EQUITY FUND

More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse Japan Equity Fund(1) (the "Fund"), formerly known as Credit Suisse Japan Growth Fund, were down 6.81% and 6.97%, respectively, versus an decrease of 4.45% for the TOPIX Index.2 The Fund's Class A Shares (without sales charge) had a decline of 6.84%3 for the period.

Note: On May 27, 2003, the Fund changed its name to Credit Suisse Japan Equity Fund, from Credit Suisse Japan Growth Fund, to reflect the approach used by the Fund's new investment team. The Fund now employs a "growth at a reasonable price" investment strategy, and uses a bottom-up approach to identify potential companies (the Fund's objective and policy of investing 80% of its net assets in Japanese equity securities remain unchanged). Please see the recent supplement to the Fund's Prospectus and the Statement of Additional Information for more information on its strategies and investment team.

     The world's equity markets were highly volatile in the period, as investors struggled to assess the threat and reality of the Iraq war, and the likely speed and success of that conflict. Prices of equities, bonds, oil and gold gyrated in reaction to the flow of war-related news. In the end, most countries saw their markets rise, reflecting a strong mid-March through April rally, as various worst-case scenarios (regarding energy costs, the expense of a lengthy war, etc.) suddenly appeared unlikely.

     Japanese equity markets suffered a loss for the six months. This reflected pessimism regarding the country's economy and a lack of progress on the financial reform front. In addition, technical market dynamics were not supportive, due largely to the selling of stocks by Japanese banks.

     In this environment, the Fund was hampered by the decline in Japan's equity market and by weakness in certain of its holdings, including specific technology and consumer holdings. On the positive side, one factor that helped the Fund's relative performance was its general avoidance of the struggling banking sector.

     Our view on the near-term prospects for Japanese equities is a blend of optimism and caution. On the positive side, we think that rising exports and corporate restructuring programs have had a dramatic effect on recurring profits for a number of Japanese companies. In addition, the recent change in leadership at the Bank of Japan could result in more effective monetary policies that might serve to stimulate the economy. Finally, we remain hopeful that there should be more much needed write-offs of non-performing loans that have burdened Japan's banks.

     However, we see several potential areas of concern. These include persistent deflationary pressures in the economy; the possibility that some of the country's major banks may still require injections of public money and/or partial nationalization; and continuing geo-political tensions in Asia and elsewhere that could periodically raise risk thresholds. For our part, we will remain focused on bottom-up stock selection, looking for companies we deem to have the best potential to weather uncertain times and deliver long-term growth.

The Credit Suisse Japan Equity Team

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISKS OF INVESTING IN A SINGLE-COUNTRY FUND.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)
                  ----------------------------------------------

                                                            SINCE     INCEPTION
                                     1 YEAR    5 YEARS    INCEPTION     DATE
                                     ------    -------    ---------   ---------
Common Class                         (37.16%)   (11.43%)      (7.87%)  12/29/95
Advisor Class                        (37.24%)   (12.08%)      (8.47%)  12/29/95
Class A Without Sales Charge         (37.23%)       --       (25.99%)  11/30/01
Class A With Maximum Sales Charge    (40.79%)       --       (29.17%)  11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)
                  ----------------------------------------------

                                                            SINCE     INCEPTION
                                     1 YEAR    5 YEARS    INCEPTION     DATE
                                     ------    -------    ---------   ---------
Common Class                         (35.04%)   (11.39%)      (7.39%)  12/29/95
Advisor Class                        (35.26%)   (12.07%)      (8.01%)  12/29/95
Class A Without Sales Charge         (35.28%)       --       (23.15%)  11/30/01
Class A With Maximum Sales Charge    (38.97%)       --       (26.26%)  11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 12.16%.

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                          NUMBER OF
                                                           SHARES        VALUE
                                                          ---------   -----------
COMMON STOCKS (93.2%)
JAPAN (93.2%)
AUTO COMPONENTS (7.8%)
    Nok Corp.@                                              141,000   $ 1,955,509
    Stanley Electric Co.                                    122,000     1,534,463
    Toyoda Gosei Company, Ltd.@                              84,200     1,500,293
                                                                      -----------
                                                                        4,990,265
                                                                      -----------
AUTOMOBILES (7.5%)
    Honda Motor Company, Ltd.@                               64,200     2,126,363
    Nissan Motor Company, Ltd.                              350,000     2,685,309
                                                                      -----------
                                                                        4,811,672
                                                                      -----------
CHEMICALS (5.7%)
    Shin-Etsu Chemical Company, Ltd.                         72,800     2,179,239
    Zeon Corp.@                                             300,000     1,448,935
                                                                      -----------
                                                                        3,628,174
                                                                      -----------
COMPUTERS & PERIPHERALS (0.7%)
    MegaChips Corp.                                          65,300       465,959
                                                                      -----------
DIVERSIFIED FINANCIALS (9.7%)
    Nomura Holdings, Inc.                                   221,000     2,188,504
    Orix Corp.                                               38,800     1,773,101
    Shohkoh Fund & Company, Ltd.                             32,270     2,245,858
                                                                      -----------
                                                                        6,207,463
                                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
    Japan Telecom Holdings Company, Ltd.                        721     1,970,870
                                                                      -----------
ELECTRICAL EQUIPMENT (3.9%)
    Nitto Denko Corp.                                        87,100     2,505,056
                                                                      -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.8%)
    Hoya Corp.                                               23,300     1,377,369
    Nidec Corp.@                                             44,000     2,320,644
                                                                      -----------
                                                                        3,698,013
                                                                      -----------
HOUSEHOLD DURABLES (3.3%)
    Funai Electric Company, Ltd.@                            21,000     2,113,030
                                                                      -----------
INTERNET SOFTWARE & SERVICES (9.8%)
    Access Company, Ltd.*                                       149     2,786,098
    Index Corp.                                                 402     2,015,730
    Internet Initiative Japan, Inc. ADR*                    375,600       638,520
    Livin' on the EDGE Company, Ltd.*                           750       817,542
                                                                      -----------
                                                                        6,257,890
                                                                      -----------
LEISURE EQUIPMENT & PRODUCTS (11.0%)
    Konica Corp.                                            260,000     2,378,501
    Pioneer Corp.                                            98,000     1,963,944
    Sega Corp.*@                                            111,500       617,055
    Sharp Corp.                                             198,000     2,075,298
                                                                      -----------
                                                                        7,034,798
                                                                      -----------

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                          SHARES        VALUE
                                                                       ----------   ------------
COMMON STOCKS (concluded)
JAPAN (concluded)
OFFICE ELECTRONICS (4.1%)
    Minolta Company, Ltd.@                                                473,000   $  2,617,642
                                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (11.2%)
    Advantest Corp.@                                                       49,700      1,666,946
    Rohm Company, Ltd.                                                     17,500      1,803,413
    Tokyo Electron, Ltd.                                                   57,200      2,143,921
    Tokyo Seimitsu Company, Ltd.@                                          89,200      1,537,028
                                                                                    ------------
                                                                                       7,151,308
                                                                                    ------------
SOFTWARE (5.1%)
    Intelligent Wave, Inc.                                                  1,000      1,006,205
    Works Applications Company, Ltd.*                                         454      2,246,017
                                                                                    ------------
                                                                                       3,252,222
                                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (4.5%)
    NTT DoCoMo, Inc.                                                        1,417      2,922,874
                                                                                    ------------
TOTAL JAPAN                                                                           59,627,236
                                                                                    ------------

TOTAL COMMON STOCKS (Cost $86,780,777)                                                59,627,236
                                                                                    ------------
SHORT-TERM INVESTMENTS (19.6%)
    AIM Institutional Fund - Liquid Asset Portfolio@@                  11,347,050     11,347,050
                                                                                    ------------

                                                                          PAR
                                                                         (000)
                                                                       ----------
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 5/01/03 $    1,232      1,232,000
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $12,579,050)                                       12,579,050
                                                                                    ------------

TOTAL INVESTMENTS AT VALUE (112.8%) (Cost $99,359,827)                                72,206,286

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.8%)                                        (8,212,987)
                                                                                    ------------

NET ASSETS (100.0%)                                                                 $ 63,993,299
                                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
*    Non-income producing security.
@    Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $11,347,050 (Cost $99,359,827) (Note 1)                           $  72,206,286(1)
    Cash                                                                                     358
    Receivable for investments sold                                                    3,312,381
    Receivable for fund shares sold                                                    1,143,710
    Dividend and interest receivable                                                     240,625
    Receivable from investment adviser (Note 2)                                            1,646
    Prepaid expenses and other assets                                                     12,588
                                                                                   -------------
      Total Assets                                                                    76,917,594
                                                                                   -------------
LIABILITIES

    Administrative services fee payable (Note 2)                                          11,637
    Shareholder servicing/Distribution fee payable (Note 2)                               12,889
    Directors' fee payable                                                                   709
    Payable upon return of securities loaned (Note 1)                                 11,347,050
    Payable for fund shares redeemed                                                   1,026,521
    Unrealized depreciation on forward currency contracts (Note 1)                       286,391
    Other accrued expenses payable                                                       239,098
                                                                                   -------------
      Total Liabilities                                                               12,924,295
                                                                                   -------------
NET ASSETS

    Capital stock, $0.001 par value (Note 5)                                              17,997
    Paid-in capital (Note 5)                                                         163,701,372
    Accumulated net investment loss                                                     (314,394)
    Accumulated net realized loss on investments and foreign currency transactions   (71,973,210)
    Net unrealized depreciation from investments and foreign currency translations   (27,438,466)
                                                                                   -------------
      Net Assets                                                                   $  63,993,299
                                                                                   =============
COMMON SHARES

    Net assets                                                                     $  63,422,569
    Shares outstanding                                                                17,833,790
                                                                                   -------------
    Net asset value, offering price, and redemption price per share                $        3.56
                                                                                   =============
ADVISOR SHARES

    Net assets                                                                     $     312,711
    Shares outstanding                                                                    90,170
                                                                                   -------------
    Net asset value, offering price, and redemption price per share                $        3.47
                                                                                   =============
A SHARES

    Net assets                                                                     $     258,019
    Shares outstanding                                                                    72,803
                                                                                   -------------
    Net asset value and redemption price per share                                 $        3.54
                                                                                   =============
    Maximum offering price per share (net asset value/(1-5.75%))                   $        3.76
                                                                                   =============

----------
(1)  Including $10,863,265 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                   $    285,058
    Interest                                                                                           4,778
    Securities lending                                                                                40,658
    Foreign taxes withheld                                                                           (37,088)
                                                                                                ------------
      Total investment income                                                                        293,406
                                                                                                ------------
EXPENSES
    Investment advisory fees (Note 2)                                                                433,821
    Administrative services fees (Note 2)                                                             56,555
    Shareholder servicing/Distribution fees (Note 2)                                                  87,212
    Transfer agent fees (Note 2)                                                                     263,704
    Printing fees (Note 2)                                                                            61,379
    Custodian fees                                                                                    33,802
    Registration fees                                                                                 32,871
    Legal fees                                                                                        21,211
    Audit fees                                                                                        11,114
    Directors' fees                                                                                    7,119
    Insurance expense                                                                                  5,915
    Interest expense                                                                                   2,020
    Miscellaneous expense                                                                                958
                                                                                                ------------
      Total expenses                                                                               1,017,681
    Less: fees waived (Note 2)                                                                      (409,881)
                                                                                                ------------
      Net expenses                                                                                   607,800
                                                                                                ------------
       Net investment loss                                                                          (314,394)
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS  AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                           (13,325,901)
    Net realized loss on foreign currency transactions                                            (2,033,354)
    Net change in unrealized appreciation (depreciation) from investments                         11,214,784
    Net change in unrealized appreciation (depreciation) from foreign currency translations          309,284
                                                                                                ------------
    Net realized and unrealized loss from investments and foreign currency related items          (3,835,187)
                                                                                                ------------
    Net decrease in net assets resulting from operations                                        $ (4,149,581)
                                                                                                ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                                      ENDED             FOR THE YEAR
                                                                 APRIL 30, 2003            ENDED
                                                                   (UNAUDITED)        OCTOBER 31, 2002
                                                               ------------------     ----------------
FROM OPERATIONS
  Net investment loss                                          $         (314,394)    $     (1,001,069)
  Net realized loss from investments and foreign
   currency transactions                                              (15,359,255)         (31,372,195)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                       11,524,068           (8,587,580)
                                                               ------------------     ----------------
   Net decrease in net assets resulting from operations                (4,149,581)         (40,960,844)
                                                               ------------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                         39,617,476           64,025,560
  Exchange value of shares due to merger                                       --           71,542,110
  Net asset value of shares redeemed                                  (46,651,079)(1)      (72,146,335)(2)
                                                               ------------------     ----------------
   Net increase (decrease) in net assets from
     capital share transactions                                        (7,033,603)          63,421,335
                                                               ------------------     ----------------
  Net increase (decrease) in net assets                               (11,183,184)          22,460,491
NET ASSETS

  Beginning of period                                                  75,176,483           52,715,992
                                                               ------------------     ----------------
  End of period                                                $       63,993,299     $     75,176,483
                                                               ==================     ================
ACCUMULATED NET INVESTMENT LOSS                                $         (314,394)    $             --
                                                               ==================     ================

----------
(1)  Net of $56,779 of redemption fees retained by the Fund.
(2)  Net of $195,013 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE SIX
                                              MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003     --------------------------------------------------------
                                               (UNAUDITED)        2002        2001       2000         1999        1998
                                             --------------     --------    --------   ---------    ---------   --------
PER SHARE DATA
  Net asset value, beginning of period         $       3.82     $  4.79     $  11.54   $  24.26     $   8.59    $   9.74
                                               ------------     --------     -------   ---------    ---------   --------
INVESTMENT OPERATIONS

  Net investment loss                                 (0.02)(1)    (0.06)(1)   (0.12)     (0.42)       (0.10)      (0.07)(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                    (0.24)       (0.92)      (4.73)     (8.64)       15.77       (1.08)
                                               ------------     --------    --------   ---------    ---------   --------
      Total from investment operations                (0.26)       (0.98)      (4.85)     (9.06)       15.67       (1.15)
                                               ------------     --------    --------   ---------    ---------   --------
LESS DISTRIBUTIONS

  Distributions from net realized gains                  --          --        (2.02)     (3.75)          --          --
                                               ------------     --------    --------   ---------    ---------   --------
REDEMPTION FEES                                        0.00(2)      0.01        0.12       0.09           --          --
                                               ------------     --------    --------   ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $       3.56     $   3.82    $   4.79   $  11.54     $   24.26   $   8.59
                                               ============     ========    ========   =========    =========   ========
      Total return(3)                                 (6.81)%     (20.25)%     48.66)%    (40.04)%     182.42%    (11.81)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)     $     63,423     $ 74,694    $ 51,805   $ 117,080    $ 525,489   $ 40,519
    Ratio of expenses to average net assets(4)         1.75%(5)     1.75%       1.76%       1.77%        1.76%      1.75%
    Ratio of net investment loss
      to average net assets                           (0.90)%(5)   (1.30)%     (1.38)%     (1.41)%      (1.32)%    (0.76)%
    Decrease reflected in above operating
      expense ratios due to waivers                    1.18%(5)     0.94%       0.77%       0.53%        0.45%      0.53%
  Portfolio turnover rate                                33%          69%         59%        118%         171%        76%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.75% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE SIX
                                              MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003     --------------------------------------------------
                                               (UNAUDITED)        2002        2001      2000       1999      1998
                                             --------------     -------     -------   -------    -------   -------
PER SHARE DATA
  Net asset value, beginning of period         $       3.73     $  4.71     $ 11.42   $  24.18   $  8.71   $  9.89
                                               ------------     -------     -------   -------    -------   -------
INVESTMENT OPERATIONS
  Net investment loss                                 (0.02)(1)   (0.08)(1)   (0.11)     (0.42)    (0.06)    (0.11)(1)

  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                    (0.24)      (0.90)      (4.66)     (8.63)    15.53     (1.07)
                                               ------------     -------     -------   -------    -------   -------
      Total from investment operations                (0.26)      (0.98)      (4.77)     (9.05)    15.47     (1.18)
                                               ------------     -------     -------   -------    -------   -------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  --          --       (2.00)     (3.73)       --        --
                                               ------------     -------     -------   -------    -------   -------
REDEMPTION FEES                                          --        0.00(2)     0.06       0.02        --        --
                                               ------------     -------     -------   -------    -------   -------
NET ASSET VALUE, END OF PERIOD                 $       3.47     $  3.73     $  4.71   $  11.42   $ 24.18   $  8.71
                                               ============     =======     =======   ========   =======   =======
      Total return(3)                                 (6.97)%    (20.81)%    (48.90)%   (40.47)%  177.61%   (11.93)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $        313     $   400     $   911   $  2,254   $ 3,375   $    22
    Ratio of expenses to average net assets(4)         2.00%(5)    2.00%       2.01%      2.02%     2.01%     2.00%
    Ratio of net investment loss
      to average net assets                           (1.15)%(5)  (1.62)%     (1.63)%    (1.66)%   (1.55)%   (1.11)%
    Decrease reflected in above operating
      expense ratios due to waivers                    1.18%(5)    0.93%       0.76%      0.58%     0.54%     0.58%
  Portfolio turnover rate                                33%         69%         59%       118%      171%       76%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 2.00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED         FOR THE PERIOD
                                                                                APRIL 30, 2003          ENDED
                                                                                  (UNAUDITED)     OCTOBER 31, 2002(1)
                                                                              ------------------  ----------------
PER SHARE DATA
  Net asset value, beginning of period                                        $            3.80   $           5.14
                                                                              ------------------  ----------------

INVESTMENT OPERATIONS

  Net investment loss(2)                                                                  (0.02)             (0.05)
  Net loss on investments  and foreign currency related items
    (both realized and unrealized)                                                        (0.24)             (1.29)
                                                                              ------------------  ----------------
      Total from investment operations                                                    (0.26)             (1.34)
                                                                              ------------------  ----------------
NET ASSET VALUE, END OF PERIOD                                                $            3.54   $           3.80
                                                                              ==================  ================
      Total return(3)                                                                     (6.84)%           (26.07)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                                    $             258   $             83
    Ratio of expenses to average net assets(4)(5)                                          1.75%              1.75%
    Ratio of net investment loss to average net assets(5)                                 (0.92)%            (1.05)%
    Decrease reflected in above operating expense ratios due to waivers(5)                 1.18%              0.79%
  Portfolio turnover rate                                                                    33%                69%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class A shares' expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Japan Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks long term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995. The name of the Fund changed from Credit Suisse Japan Growth Fund, Inc. effective May 27, 2003.

     The Fund is authorized to offer three classes of shares: Common Class, Advisor Class, and Class A shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestments of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares bear expenses paid pursuant to a distribution plan adopted by the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's outstanding Common Class shares. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by the Fund at an annual rate not to exceed 0.75% of the average daily net assets of the Advisor Class shares. Advisor Class shares currently bear expenses of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Fund's Class A shares.

     Effective as of the close of business on April 26, 2002, Japan Equity acquired all of the net assets of the Credit Suisse Japan Small Cap Fund ("Japan Small Cap") in a tax-free exchange of shares. The shares exchanged were 12,704,647 shares (valued at $70,891,924) of the Common Class of the Fund for 36,420,598 shares of the Common Class of Japan Small Cap, and 116,521 shares (valued at $650,186) of the Common Class of the Fund for 333,929 shares of Advisor Class of Japan Small Cap. Japan Small Cap's net assets of $71,542,110 at that date, which included $11,950,033 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of Japan Small Cap and the Fund immediately before the acquisition were $71,542,110 and $53,240,429, respectively, and the combined net assets of the Fund were $124,782,539.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

     At April 30, 2003, the Fund had the following open forward foreign currency contract:

                                     EXPIRATION    FOREIGN CURRENCY      CONTRACT         CONTRACT        UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT       DATE          TO BE SOLD          AMOUNT            VALUE            LOSS
---------------------------------    ----------    ----------------    -------------    -------------    ------------
       Japanese Yen                   07/14/03     Y (7,009,100,000)   $ (58,644,232)   $ (58,930,623)   $   (286,391)

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM -- advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 is as follows:

          MARKET VALUE OF                              VALUE OF
         SECURITIES LOANED                       COLLATERAL RECEIVED
        ------------------                       -------------------
           $ 10,863,265                              $ 11,347,050

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

     J) OTHER -- The Fund may invest in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when there is related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned, and voluntarily waived, were $433,821 and $409,881, respectively.

     Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $34,706.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------           ----------------------------------
           First $5 billion                   .050% of average daily net assets
           Next $5 billion                    .035% of average daily net assets
           Over $10 billion                   .020% of average daily net assets

     For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $21,849.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class the fee is calculated at an annual rate of 0.25% of average daily net assets of the Common Class shares. For the Advisor Class the shareholder servicing and distribution fee is calculated at an annual rate of 0.50% of average daily net assets of the Advisor Class shares. For the Class A shares the fee is calculated at an annual rate of 0.25% of the average daily net assets of Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           CLASS                                      DISTRIBUTION FEE
           -----                                   ----------------------
           Common Class                                  $ 86,181
           Advisor Class                                      896
           Class A                                            135
                                                         --------
                                                         $ 87,212
                                                         ========

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $71,622, which is included in the Fund's transfer agent expense.

     For the period ended April 30, 2003, CSFB received $884 in fees for its securities lending activities.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $13,964 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $  1,159,914              1.783%                 $ 6,418,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $22,548,353 and $33,760,680, respectively.

     At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:
$99,359,827, $6,398,323, $(33,551,864) and $(27,153,541), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

                                                                    COMMON CLASS
                                            -----------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)             OCTOBER 31, 2002
                                            -----------------------------------------------------------
                                               SHARES          VALUE           SHARES          VALUE
                                            -----------    ------------     -----------    ------------
Shares sold                                  10,844,489    $ 38,974,071      10,806,719    $ 63,734,869
Exchange value of shares
  due to merger                                      --              --      12,821,168      71,542,110
Shares redeemed                             (12,587,094)    (46,100,473)    (14,862,013)    (71,576,550)
                                            -----------    ------------     -----------    ------------
Net increase (decrease)                      (1,742,605)   $ (7,126,402)      8,765,874    $ 63,700,429
                                            ===========    ============     ===========    ============

                                                                   ADVISOR CLASS
                                            -----------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)             OCTOBER 31, 2002
                                            -----------------------------------------------------------
                                               SHARES          VALUE           SHARES          VALUE
                                            -----------    ------------     -----------    ------------
Shares sold                                          --    $         --           2,279    $     11,304
Shares redeemed                                 (17,155)        (62,541)        (88,423)       (412,598)
                                            -----------    ------------     -----------    ------------
Net decrease                                    (17,155)   $    (62,541)        (86,144)   $   (401,294)
                                            ===========    ============     ===========    ============

                                                                      CLASS A
                                            -----------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)             OCTOBER 31, 2002
                                            -----------------------------------------------------------
                                               SHARES          VALUE           SHARES          VALUE
                                            -----------    ------------     -----------    ------------
Shares sold                                     186,332    $    643,405          56,917    $    279,387
Shares redeemed                                (135,281)       (488,065)        (35,165)       (157,187)
                                            -----------    ------------     -----------    ------------
Net increase                                     51,051    $    155,340          21,752    $    122,200
                                            ===========    ============     ===========    ============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

     Management has determined that due to an administrative oversight, new sales of Advisor Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Advisor Class prospectus. A right of rescission will be offered to shareholders who purchased Advisor Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

     The Board of Directors of the Fund approved the imposition of a redemption fee, effective May 30, 2000. Effective September 16, 2002, the Fund modified its existing redemption fee (short-term trading fee), imposing a 2% redemption fee on Common Class shares that were purchased on or after September 16, 2002 and redeemed or exchanged within 30 days from the date of purchase. The holding period required to avoid a redemption fee was reduced from 6 months to 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

     On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                                NUMBER OF     APPROXIMATE PERCENTAGE
CLASS                                         SHAREHOLDERS     OF OUTSTANDING SHARES
-----                                         ------------    ----------------------
Common Class                                        2                   51%
Advisor Class                                       5                   61%
Class A                                             3                   78%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE JAPAN EQUITY FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse Japan Equity Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except for Proposal 4.

1. To Elect the Following Nominees as Directors:

                                         FOR                   WITHHELD
                                      ----------            ---------------
           Richard H. Francis         11,205,922               1,259,663
           Jack W. Fritz              11,225,858               1,239,726
           Joseph D. Gallagher        11,196,626               1,268,958
           Jeffrey E. Garten          11,220,295               1,245,289
           Peter F. Krogh             11,228,755               1,236,830
           James S. Pasman, Jr.       11,216,330               1,249,254
           Steven N. Rappaport        11,237,581               1,228,003
           William W. Priest          11,213,634               1,251,950

           Total Eligible Shares      18,140,800
           Total Shares Voted         12,465,584
           % of Shares Voted               68.72%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                          % OF TOTAL SHARES     % OF TOTAL
                              SHARES          OUTSTANDING      SHARES VOTED
                             ---------    -----------------    ------------
        For                  7,361,869           40.58%              59.06%
        Against              1,097,945            6.05%               8.81%
        Abstain                355,228            1.96%               2.85%
        Broker Non-votes     3,650,543           20.12%              29.28%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                          % OF TOTAL SHARES     % OF TOTAL
                              SHARES          OUTSTANDING      SHARES VOTED
                             ---------    -----------------    ------------
        For                  7,428,403           40.95%             59.59%
        Against              1,033,029            5.69%              8.29%
        Abstain                353,610            1.95%              2.84%
        Broker Non-votes     3,650,543           20.12%             29.28%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,474,854           41.21%             59.97%
        Against                999,677            5.51%              8.02%
        Abstain                340,511            1.88%              2.73%
        Broker Non-votes     3,650,543           20.12%             29.28%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,419,336           40.90%             59.52%
        Against              1,044,828            5.76%              8.38%
        Abstain                350,878            1.93%              2.82%
        Broker Non-votes     3,650,543           20.12%             29.28%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,357,010           40.56%             59.02%
        Against              1,107,779            6.11%              8.89%
        Abstain                350,252            1.93%              2.81%
        Broker Non-votes     3,650,543           20.12%             29.28%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,452,168           41.08%             59.78%
        Against              1,108,492            5.61%              8.17%
        Abstain                344,382            1.90%              2.76%
        Broker Non-votes     3,650,543           20.12%             29.29%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,289,700           40.18%             58.48%
        Against              1,166,346            6.43%              9.36%
        Abstain                358,996            1.98%              2.88%
        Broker Non-votes     3,650,543           20.12%             29.28%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                          % OF TOTAL SHARES      % OF TOTAL
                              SHARES         OUTSTANDING        SHARES VOTED
                             ---------    -----------------     ------------
        For                  7,268,440           40.07%             58.31%
        Against              1,132,398            6.24%              9.08%
        Abstain                414,204            2.28%              3.32%
        Broker Non-votes     3,650,543           20.12%             29.29%

CREDIT SUISSE JAPAN EQUITY FUND
PRIVACY POLICY NOTICE

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     - Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSJPG-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse Japan Equity Fund, Inc.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 2, 2003

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 2, 2003

          /s/ Michael A. Pignataro
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 2, 2003